Consolidated and Combined Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 16,155,124	$ 18,612,534	$ 17,123,778
Cost of revenue	(13,937,499)	(16,164,339)	(14,949,256)
Gross profit	2,217,625	2,448,195	2,174,522
Operating expenses
Selling and distribution expenses	(268,311)	(252,620)	(61,949)
General and administrative expenses	(1,676,068)	(1,685,383)	(1,259,841)
Total operating expenses	(1,944,379)	(1,938,003)	(1,321,790)
Income from operations	273,246	510,192	852,732
Other income:
Interest income	116,127	91,214	256,134
Interest expense	(44,143)	(60,694)	(35,690)
Total other income, net	71,984	30,520	220,444
Income before tax expenses	345,230	540,712	1,073,176
Income tax expenses	(173,823)	(52,755)	(144,647)
Net income	171,407	487,957	928,529
Other comprehensive income, net of tax
Foreign currency translation adjustment	(31,557)	24,188	4,378
Total other comprehensive income	(31,557)	24,188	4,378
Total comprehensive income	$ 139,850	$ 512,145	$ 932,907
Weighted average number of ordinary shares
Basic and diluted (in Shares)	21,100,000	19,500,000	19,500,000
Diluted (in Shares)	21,100,000	19,500,000	19,500,000
Net Income per share attributable to ordinary shareholders
Basic (in Dollars per share)	$ 0.0067	$ 0.0263	$ 0.0478
Diluted (in Dollars per share)	$ 0.0067	$ 0.0263	$ 0.0478